Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,526,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,315,609.65
Total Offset Amount	917,883.33
Net Fee	$ 397,726.32
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false